Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the financial liabilities as of December 31, 2021:

		Contractual Cash flows
	Carrying amount	Less than 1 year	2-3 years	4 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities 1)	$7,343	$7,343	$—	$—	$—	$7,343
Long-term portion of royalty payment obligations	98	—	51	51	197	299
Lease liabilities	22,471	7,369	10,629	8,285	—	26,283
Provisions	22,195	3,961	9,094	9,544	—	22,599
Long-term debt 2)	38,311	3,945	44,297	—	—	48,242
	$90,418	$22,618	$64,071	$17,880	$197	$104,766

1) Short-term portions of the royalty payment obligations and of other employee benefit liabilities are included in the account payable and accrued liabilities.

2) The Company has fully repaid its long-term debt in February 2022 (note 33).

Schedule of Net Exposure to Currency Risk through Financial Assets and Financial Liabilities

As at December 31, 2021 and 2020, the Company’s net exposure to currency risk through financial assets and financial liabilities denominated respectively in USD and GBP was as follows:

	2021		2020
	Amount	Equivalent in	Amount	Equivalent in
Exposure in USD	in USD	full CAD	in USD	full CAD
Cash	78,045,915	99,094,899	17,281,338	22,018,153
Accounts receivable	185,954	236,106	886,211	1,129,121
Other long-term assets	—	—	45,428	57,880
Accounts payable and accrued liabilities	(951,284)	(1,207,845)	(6,023,877)	(7,675,022)
Lease liabilities	—	—	(10,918,525)	(13,911,293)
Other long-term liabilities	(77,075)	(97,862)	(162,000)	(206,404)
Long-term derivatives	(1,381,603)	(1,754,221)	—	—
Net exposure	75,821,907	96,271,077	1,108,575	1,412,435

	2021		2020
	Amount	Equivalent in	Amount	Equivalent in
Exposure in GBP	in GBP	full CAD	in GBP	full CAD
Cash	2,832,439	4,859,049	4,619,225	8,032,832
Accounts receivable	134,605	230,914	230,588	400,993
Accounts payable and accrued liabilities	(1,026,984)	(1,761,791)	(983,697)	(1,710,649)
Lease liabilities	(203,186)	(348,566)	(271,623)	(472,352)
Net exposure	1,736,873	2,979,606	3,594,493	6,250,824